Note Borrowings (Federal funds purchased and repurchase Agreements) (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Assets Sold under Agreements to Repurchase [Line Items]
Repurchase liability	$ 479,425	$ 712,145
Secured Debt
Assets Sold under Agreements to Repurchase [Line Items]
Repurchase liability	$ 479,425	$ 712,145
Repurchase liability weighted average interest rate	0.98%	0.72%
US Treasury Securities | Secured Debt
Assets Sold under Agreements to Repurchase [Line Items]
Repurchase liability	$ 52,519	$ 0
Repurchase liability weighted average interest rate	1.14%	0.00%
US Treasury Securities | Within 30 days | Secured Debt
Assets Sold under Agreements to Repurchase [Line Items]
Repurchase liability	$ 32,700	$ 0
Repurchase liability weighted average interest rate	0.85%	0.00%
US Treasury Securities | After 90 days | Secured Debt
Assets Sold under Agreements to Repurchase [Line Items]
Repurchase liability	$ 19,819	$ 0
Repurchase liability weighted average interest rate	1.61%	0.00%
Obligations of U.S. Government sponsored entities | Secured Debt
Assets Sold under Agreements to Repurchase [Line Items]
Repurchase liability	$ 263,399	$ 267,074
Repurchase liability weighted average interest rate	0.96%	0.12%
Obligations of U.S. Government sponsored entities | Within 30 days | Secured Debt
Assets Sold under Agreements to Repurchase [Line Items]
Repurchase liability	$ 95,720	$ 243,708
Repurchase liability weighted average interest rate	1.00%	0.07%
Obligations of U.S. Government sponsored entities | After 30 to 90 days | Secured Debt
Assets Sold under Agreements to Repurchase [Line Items]
Repurchase liability	$ 142,299	$ 0
Repurchase liability weighted average interest rate	0.91%	0.00%
Obligations of U.S. Government sponsored entities | After 90 days | Secured Debt
Assets Sold under Agreements to Repurchase [Line Items]
Repurchase liability	$ 25,380	$ 23,366
Repurchase liability weighted average interest rate	1.08%	0.60%
Mortgage Backed Securities | Secured Debt
Assets Sold under Agreements to Repurchase [Line Items]
Repurchase liability	$ 152,220	$ 421,901
Repurchase liability weighted average interest rate	1.02%	1.11%
Mortgage Backed Securities | Within 30 days | Secured Debt
Assets Sold under Agreements to Repurchase [Line Items]
Repurchase liability	$ 39,108	$ 124,878
Repurchase liability weighted average interest rate	1.05%	0.72%
Mortgage Backed Securities | After 30 to 90 days | Secured Debt
Assets Sold under Agreements to Repurchase [Line Items]
Repurchase liability	$ 58,552	$ 154,582
Repurchase liability weighted average interest rate	0.94%	0.75%
Mortgage Backed Securities | After 90 days | Secured Debt
Assets Sold under Agreements to Repurchase [Line Items]
Repurchase liability	$ 54,560	$ 142,441
Repurchase liability weighted average interest rate	1.09%	1.84%
Collateralized Mortgage Obligations | Secured Debt
Assets Sold under Agreements to Repurchase [Line Items]
Repurchase liability	$ 11,287	$ 23,170
Repurchase liability weighted average interest rate	0.28%	0.54%
Collateralized Mortgage Obligations | Within 30 days | Secured Debt
Assets Sold under Agreements to Repurchase [Line Items]
Repurchase liability	$ 11,287	$ 10,298
Repurchase liability weighted average interest rate	0.28%	0.28%
Collateralized Mortgage Obligations | After 30 to 90 days | Secured Debt
Assets Sold under Agreements to Repurchase [Line Items]
Repurchase liability	$ 0	$ 12,872
Repurchase liability weighted average interest rate	0.00%	0.75%